Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Jan. 01, 2017
Parametric Emerging Markets Core Fund | Investor Class
Risk/Return:
Trading Symbol	EAPEX
Parametric Emerging Markets Core Fund | Institutional Class
Risk/Return:
Trading Symbol	EIPEX